CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current
Cash and cash equivalents	$ 2,564,125	$ 1,364,652	$ 913,562
Investment in trading securities, at fair value cost of $795,765 (December 31, 2017 - $530,829, December 31, 2016 - $511,672) (Note 4)	471,723	270,309	248,592
Receivables and other assets	72,171	35,423	190,227
Inventory	150,936	155,391	240,657
Total current assets	3,258,955	1,825,775	1,593,038
Restricted cash (Note 7)	296,322	246,322	221,322
Equipment (Note 5)	500,877	521,563	347,202
Mineral properties (Note 6)	734,422	734,422	734,422
TOTAL ASSETS	4,790,576	3,328,082	2,895,984
Current
Accounts payable and accrued liabilities	320,184	237,256	269,613
Warrant liability (Note 8)	115,793	1,000	1,000
Asset retirement obligation (Note 7)	188,228	205,201	216,000
Total current liabilities	624,205	443,457	486,613
Total liabilities	624,205	443,457	486,613
Equity
Capital stock (Note 8) Authorized - 250,000,000 common shares with a par value of $0.001 Issued and outstanding 46,245,917 common shares (December 31, 2017 - 47,782,417 common shares, December 31, 2016 - 48,174,417 common shares)	46,246	47,782	48,174
Additional paid in capital	31,636,385	31,892,397	31,870,683
Accumulated deficit	(26,921,347)	(28,227,530)	(28,583,385)
Total Xtra-Gold Resources Corp. stockholders' equity	4,761,284	3,712,649	3,335,472
Non-controlling interest	(594,913)	(828,024)	(926,101)
Total equity	4,166,371	2,884,625	2,409,371
TOTAL LIABILITIES AND EQUITY	$ 4,790,576	$ 3,328,082	$ 2,895,984